Cash	3 Months Ended
Nov. 30, 2021
Cash
Cash
5.	Cash
As at November 30, 2021, cash totalled $7.9 million (August 31, 2021 - $13.4 million), consisting of cash on deposit with banks in general minimum interest-bearing accounts.